Short-Term Debt	12 Months Ended
Dec. 31, 2011
Short-Term Debt [Abstract]
Short-Term Debt

Note 8 - Short-Term Debt

As discussed in Note 7, Southwest has a $300 million credit facility that expires in May 2012, of which $150 million of the $300 million facility was designated by management for working capital purposes. The Company had no short-term borrowings outstanding at December 31, 2010 and 2011. Management intends to refinance its borrowing capacity during the first quarter of 2012.